Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 35,280	$ 29,630
Advances for vessels under construction and other vessel costs	24,919	72,111
Advances For vessel acquisitions and other vessel costs	3,241	31,647
Transferred to vessel cost	0	(98,108)
Ending balance	$ 63,440	$ 35,280